accounting policy developments - Impacts of application of IFRS 15, Consolidated statements of income and other comprehensive income (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018
OPERATING REVENUES
Service	$ 2,953	$ 2,810	$ 5,839	$ 5,572
Equipment	487	456	952	864
Revenues arising from contracts with customers	3,440	3,266	6,791	6,436
Other operating income	13	14	39	27
Total	3,453	3,280	6,830	6,463
OPERATING EXPENSES
Goods and services purchased	1,491	1,423	2,899	2,747
Employee benefits expense	711	649	1,411	1,273
Depreciation	411	391	822	793
Amortization of intangible assets	148	135	287	265
Total	2,761	2,598	5,419	5,078
OPERATING INCOME	692	682	1,411	1,385
Financing costs	150	142	306	280
INCOME BEFORE INCOME TAXES	542	540	1,105	1,105
Income taxes	145	144	296	287
NET INCOME	397	396	809	818
Other comprehensive income	66	39	12	99
COMPREHENSIVE INCOME	463	435	821	917
NET INCOME ATTRIBUTABLE TO:
Common Shares	390	389	800	803	$ 1,556
Non-controlling interest	7	7	9	15
NET INCOME	397	396	809	818
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	464	428	821	900
Non-controlling interest	(1)	7		17
COMPREHENSIVE INCOME	$ 463	$ 435	$ 821	$ 917
NET INCOME PER COMMON SHARE
Basic	$ 0.66	$ 0.66	$ 1.34	$ 1.36
Diluted	$ 0.66	$ 0.66	$ 1.34	$ 1.36
Excluding effects of IFRS 15
OPERATING REVENUES
Service	$ 3,260	$ 3,091	$ 6,452	$ 6,118
Equipment	186	168	363	326
Revenues arising from contracts with customers	3,446	3,259	6,815	6,444
Other operating income	13	14	39	27
Total	3,459	3,273	6,854	6,471
OPERATING EXPENSES
Goods and services purchased	1,494	1,433	2,900	2,746
Employee benefits expense	710	646	1,412	1,270
Depreciation	411	391	822	793
Amortization of intangible assets	148	135	287	265
Total	2,763	2,605	5,421	5,074
OPERATING INCOME	696	668	1,433	1,397
Financing costs	150	142	306	280
INCOME BEFORE INCOME TAXES	546	526	1,127	1,117
Income taxes	146	140	302	290
NET INCOME	400	386	825	827
Other comprehensive income	66	39	12	99
COMPREHENSIVE INCOME	466	425	837	926
NET INCOME ATTRIBUTABLE TO:
Common Shares	393	379	816	812
Non-controlling interest	7	7	9	15
NET INCOME	400	386	825	827
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	467	418	837	909
Non-controlling interest	(1)	7		17
COMPREHENSIVE INCOME	$ 466	$ 425	$ 837	$ 926
NET INCOME PER COMMON SHARE
Basic	$ 0.66	$ 0.64	$ 1.37	$ 1.37
Diluted	$ 0.66	$ 0.64	$ 1.37	$ 1.37
IFRS 15 effects
OPERATING REVENUES
Service	$ (307)	$ (281)	$ (613)	$ (546)
Equipment	301	288	589	538
Revenues arising from contracts with customers	(6)	7	(24)	(8)
Total	(6)	7	(24)	(8)
OPERATING EXPENSES
Goods and services purchased	(3)	(10)	(1)	1
Employee benefits expense	1	3	(1)	3
Total	(2)	(7)	(2)	4
OPERATING INCOME	(4)	14	(22)	(12)
INCOME BEFORE INCOME TAXES	(4)	14	(22)	(12)
Income taxes	(1)	4	(6)	(3)
NET INCOME	(3)	10	(16)	(9)
COMPREHENSIVE INCOME	(3)	10	(16)	(9)
NET INCOME ATTRIBUTABLE TO:
Common Shares	(3)	10	(16)	(9)
NET INCOME	(3)	10	(16)	(9)
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	(3)	10	(16)	(9)
COMPREHENSIVE INCOME	(3)	$ 10	$ (16)	$ (9)
NET INCOME PER COMMON SHARE
Basic		$ 0.02	$ (0.03)	$ (0.01)
Diluted		$ 0.02	$ (0.03)	$ (0.01)
Allocation of transaction price (affecting timing of revenue recognition)
OPERATING REVENUES
Service	(307)	$ (281)	$ (613)	$ (546)
Equipment	301	288	589	538
OPERATING EXPENSES
Goods and services purchased		(1)	5	6
Income taxes	(2)	1	(8)	(4)
NET INCOME ATTRIBUTABLE TO:
Common Shares	(4)	$ 7	$ (21)	$ (10)
NET INCOME PER COMMON SHARE
Basic		$ 0.01	$ (0.04)	$ (0.01)
Diluted		$ 0.01	$ (0.04)	$ (0.01)
Costs incurred to obtain or fulfill a contract with a customer
OPERATING EXPENSES
Goods and services purchased	(3)	$ (9)	$ (6)	$ (5)
Employee benefits expense	1	3	(1)	3
Income taxes	1	3	2	1
NET INCOME ATTRIBUTABLE TO:
Common Shares	$ 1	$ 3	$ 5	$ 1
NET INCOME PER COMMON SHARE
Basic		$ 0.01	$ 0.01
Diluted		$ 0.01	$ 0.01